Cover	Apr. 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity File Number	001-39881
Entity Registrant Name	NORTHERN GENESIS ACQUISITION CORP. III
Entity Central Index Key	0001843249
Entity Tax Identification Number	86-1484719
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4801 Main Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64112
City Area Code	816
Local Phone Number	514-0324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-quarter of one redeemable warrant
Trading Symbol	NGC.U
Security Exchange Name	NYSE
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NGC
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	NGC.WS
Security Exchange Name	NYSE